OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Australia: 1.5%
411,900		Australia & New Zealand Banking Group Ltd.	$8,618,507
4,028,000		OneSteel Ltd.	10,922,416
			19,540,923
		Bermuda: 0.9%
415,534		Tyco Electronics Ltd.	11,219,418
			11,219,418
		Brazil: 3.5%
1,048,400		Banco do Brasil S.A.	18,121,083
542,871		Centrais Eletricas Brasileiras S.A. ADR - Class A	7,100,753
160,600		Petroleo Brasileiro S.A. ADR	5,115,110
292,654		Tele Norte Leste Participacoes S.A. ADR	4,281,528
220,358		Tim Participacoes S.A. ADR	6,286,814
228,371		Vivo Participacoes S.A. ADR	6,106,641
			47,011,929
		Canada: 3.6%
193,800		Barrick Gold Corp.	7,965,180
1,034,400		Bombardier, Inc. - Class B	4,688,784
336,467		Loblaw Cos. Ltd.	14,286,061
315,300	L	Suncor Energy, Inc.	10,389,135
147,300		Toronto Dominion Bank	10,482,436
			47,811,596
		China: 3.1%
15,025,000		China Railway Group Ltd.	11,237,748
9,216,000		Dongfeng Motor Group Co., Ltd.	12,904,184
4,250,000		Guangzhou R&F Properties Co., Ltd.	6,674,331
5,302,000		Shimao Property Holdings Ltd.	10,201,666
			41,017,929
		Finland: 0.8%
473,500		Fortum OYJ	11,001,582
			11,001,582
		France: 11.4%
237,800		Accor S.A.	7,693,936
4,703,620	@	Alcatel S.A.	14,048,756
232,200		BNP Paribas	15,872,656
868,360		Carrefour S.A.	39,922,805
776,400		Credit Agricole S.A.	10,596,861
856,335		France Telecom S.A.	17,910,798
1,198,828	@	Natixis	6,386,247
374,883		Sanofi-Aventis	21,792,912
350,504		Total S.A.	17,694,004
			151,918,975
		Germany: 6.4%
187,400		Allianz AG	21,762,750
158,000	L	Deutsche Bank AG	11,097,920
62,900		Deutsche Bank AG	4,392,074
394,000		Deutsche Post AG	6,865,113
1,735,419		Deutsche Telekom AG	23,329,586
185,945		Siemens AG	18,189,240
			85,636,683
		Hong Kong: 3.0%
9,204,600		Chaoda Modern Agriculture	9,900,397
2,022,000		HongKong Electric Holdings	12,248,203
3,247,413		Sino Land Co.	6,151,364
3,727,000		Yue Yuen Industrial Holdings	12,125,048
			40,425,012
		Israel: 1.1%
299,500		Teva Pharmaceutical Industries Ltd. ADR	14,630,575
			14,630,575
		Italy: 3.9%
344,300		ENI S.p.A.	7,035,710
2,186,582		Intesa Sanpaolo S.p.A.	7,216,917
3,661,985		Telecom Italia S.p.A.	4,660,772
20,598,316		Telecom Italia S.p.A. RNC	21,408,591
4,214,000		UniCredito Italiano S.p.A.	11,785,499
			52,107,489
		Japan: 24.0%
701,000		Akita Bank Ltd.	2,340,762
307,400		Astellas Pharma, Inc.	10,396,660
268,241	L	Canon, Inc. ADR	11,620,200
731,000		Dai Nippon Printing Co., Ltd.	8,823,413
575,836		Daiichi Sankyo Co., Ltd.	10,703,331
396,200		Fuji Photo Film Co., Ltd.	12,337,967
1,810,000		Fujitsu Ltd.	12,826,938
2,713	L	Inpex Holdings, Inc.	13,271,601
473,300		Mitsubishi Corp.	10,214,883
2,653,100		Mitsubishi UFJ Financial Group, Inc.	13,143,416

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
657,800		Mitsui Sumitomo Insurance Group Holdings, Inc.	$14,556,408
2,743,000		Mitsui Trust Holdings, Inc.	9,711,224
354,000		Mitsumi Electric Co., Ltd.	5,910,106
6,614,700		Mizuho Financial Group, Inc.	10,722,744
3,991,000		NEC Corp.	10,754,536
9,100		Nintendo Co., Ltd.	2,540,419
2,369,000		Nippon Express Co., Ltd.	9,605,690
518,600		Nippon Telegraph & Telephone Corp.	21,569,532
529,000		Omron Corp.	12,722,961
323,700		Ono Pharmaceutical Co., Ltd.	13,374,251
157,200		Rohm Co., Ltd.	9,906,652
435,500		Seven & I Holdings Co., Ltd.	10,394,988
596,000		Sharp Corp.	6,524,845
297,100		Sony Corp.	9,294,910
258,800		Sumitomo Mitsui Financial Group, Inc.	7,976,017
270,000		Taisho Pharmaceutical Co., Ltd.	5,254,521
314,200		Takeda Pharmaceutical Co., Ltd.	14,418,149
137,670		Takefuji Corp.	396,487
66,200		TDK Corp.	3,988,936
1,044,200		Tokio Marine Holdings, Inc.	28,548,285
147,000		Toyota Motor Corp.	5,160,276
			319,011,108
		Luxembourg: 0.7%
305,000		ArcelorMittal	9,337,514
			9,337,514
		Mexico: 0.7%
663,965		Telefonos de Mexico S.A. de CV ADR	9,594,294
			9,594,294
		Netherlands: 7.1%
2,855,747	@	Aegon NV	17,153,220
165,800		Akzo Nobel NV	9,757,392
496,300		European Aeronautic Defence and Space Co. NV	11,760,009
931,312		Koninklijke Ahold NV	11,959,039
764,900		Royal Dutch Shell PLC - Class A	21,065,519
511,879	@	SNS Reaal	2,816,527
369,800		Unilever NV	10,876,756
447,999		Wolters Kluwer NV	9,042,035
			94,430,497
		New Zealand: 0.5%
4,488,465		Telecom Corp. of New Zealand Ltd.	6,474,770
			6,474,770
		Portugal: 1.3%
1,539,576		Portugal Telecom SGPS S.A.	16,939,359
			16,939,359
		Russia: 0.3%
208,733		Mechel OAO ADR	4,546,205
			4,546,205
		Singapore: 1.1%
1,000,000		United Overseas Bank Ltd.	14,629,183
			14,629,183
		South Africa: 1.1%
925,657		Standard Bank Group Ltd.	14,376,683
			14,376,683
		South Korea: 1.0%
228,410		Korea Electric Power Corp.	6,401,395
51,085		SK Telecom Co., Ltd.	7,200,005
			13,601,400
		Spain: 0.8%
484,602		Telefonica S.A.	10,974,002
			10,974,002
		Sweden: 0.8%
1,013,260		Telefonaktiebolaget LM Ericsson	11,180,480
			11,180,480
		Switzerland: 6.3%
2,209,600		STMicroelectronics NV	18,144,410
363,010		Swiss Reinsurance	16,716,575
32,900		Swisscom AG	12,321,557
865,537	@	UBS AG - Reg	14,692,650
602,500		Xstrata PLC	9,584,070
51,403		Zurich Financial Services AG	11,996,287
			83,455,549
		United Kingdom: 12.4%
288,050		AstraZeneca PLC	14,442,758
4,275,391		Barclays PLC	22,143,439
1,338,480		GlaxoSmithKline PLC	23,369,302
1,491,100		HSBC Holdings PLC	15,163,295
225,981		Imperial Tobacco Group PLC	6,394,483
1,149,700		International Power PLC	6,446,142
7,669,626	@	ITV PLC	6,220,546
436,173		Kazakhmys PLC	8,311,077
2,924,900		Kingfisher PLC	9,879,281
3,054,251		Marks & Spencer Group PLC	16,508,641
8,391,400		Vodafone Group PLC	19,566,108

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
2,827,031		WM Morrison Supermarkets PLC		$11,755,887
198,968	@	Wolseley PLC		4,487,770
				164,688,729
		Total Common Stock
		(Cost $1,432,995,863)		1,295,561,884
PREFERRED STOCK: 1.7%
		Germany: 1.7%
216,161		Volkswagen AG		22,902,125
		Total Preferred Stock
		(Cost $17,549,043)		22,902,125
		Total Long-Term Investments
		(Cost $1,450,544,906)		1,318,464,009
SHORT-TERM INVESTMENTS: 2.6%
		Affiliated Mutual Fund: 1.2%
16,109,032		ING Institutional Prime Money Market Fund - Class I		16,109,032
		Total Mutual Fund
		(Cost $16,109,032)		16,109,032
		Securities Lending Collateral(cc): 1.4%
18,298,844		BNY Mellon Overnight Government Fund (1)		18,298,844
1,202,292	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		961,833
		Total Securities Lending Collateral
		(Cost $19,501,136)		19,260,677
		Total Short-Term Investments
		(Cost $35,610,168)		35,369,709
		Total Investments in Securities
		(Cost $1,486,155,074)*	101.6%	$1,353,833,718
		Other Assets and Liabilities - Net	(1.6)	(21,853,803)
		Net Assets	100.0%	$1,331,979,915

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2010.
	*	Cost for federal income tax purposes is $1,498,777,239.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$126,917,945
		Gross Unrealized Depreciation		(271,861,466)
		Net Unrealized Depreciation		$(144,943,521)

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	8.9%
Consumer Staples	8.7
Energy	5.6
Financials	27.5
Health Care	9.6
Industrials	6.5
Information Technology	10.3
Materials	4.5
Telecommunication Services	14.2
Utilities	3.2
Short-Term Investments	2.6
Other Assets and Liabilities - Net	(1.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$19,540,923	$—	$19,540,923
Bermuda	11,219,418	—	—	11,219,418
Brazil	47,011,929	—	—	47,011,929
Canada	47,811,596	—	—	47,811,596
China	—	41,017,929	—	41,017,929
Finland	—	11,001,582	—	11,001,582
France	—	151,918,975	—	151,918,975
Germany	11,097,920	74,538,763	—	85,636,683
Hong Kong	—	40,425,012	—	40,425,012
Israel	14,630,575	—	—	14,630,575
Italy	—	52,107,489	—	52,107,489
Japan	11,620,200	307,390,908	—	319,011,108
Luxembourg	—	9,337,514	—	9,337,514
Mexico	9,594,294	—	—	9,594,294
Netherlands	—	94,430,497	—	94,430,497
New Zealand	—	6,474,770	—	6,474,770
Portugal	—	16,939,359	—	16,939,359
Russia	4,546,205	—	—	4,546,205
Singapore	—	14,629,183	—	14,629,183
South Africa	—	14,376,683	—	14,376,683
South Korea	—	13,601,400	—	13,601,400
Spain	—	10,974,002	—	10,974,002
Sweden	—	11,180,480	—	11,180,480
Switzerland	—	83,455,549	—	83,455,549
United Kingdom	19,566,108	145,122,621	—	164,688,729
Total Common Stock	177,098,245	1,118,463,639	—	1,295,561,884
Preferred Stock	—	22,902,125	—	22,902,125
Short-Term Investments	34,407,876	—	961,833	35,369,709
Total Investments, at value	$211,506,121	$1,141,365,764	$961,833	$1,353,833,718

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2010
Asset Table
Investments, at value
Short-Term Investments	$961,833	$—	$—	$—	$—	$—	$—	$—	$961,833
Total Investments, at value	$961,833	$—	$—	$—	$—	$—	$—	$—	$961,833

As of July 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 24, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 24, 2010